Changes in Accrual for Dealer Rebates and Floor Financing (Detail) (Sales Promotion Incentive [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Floor Financing [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Provision	$ 2,413	$ 2,132
Payments	(2,413)	(2,132)
Dealer Rebates [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	1,801	1,463
Provision	4,261	3,052
Payments	(3,353)	(2,714)
Ending balance	$ 2,709	$ 1,801